Organization and Summary of Significant Accounting Policies (Details 6) - USD ($) $ in Thousands	Jul. 01, 2018	Jul. 02, 2017
Intangible assets carrying value and accumulated amortization
Patents, engineering drawings and software	$ 890	$ 890
Less: accumulated amortization	$ (890)	(849)
Total		$ 41